Long-Term Investments (Tables)	6 Months Ended
Jun. 30, 2024
Long-Term Investments [Abstract]
Schedule of Long-Term Investments	The Group’s long-term investments consisted of the following:
	December 31, 2023	June 30, 2024
	RMB	RMB	US$
		（Unaudited）
Equity investments:
Zibo Hengxin Investment Partnership (Limited Partnership) (the “Fund”) (i)	120,000	119,857	16,493
Huzhou Zheyou New Energy Sales Co., Ltd. (“Huzhou Zheyou”) (ii)	3,367	3,266	449
Chengdu Zhibo Premium Technology Co., Ltd. (“Chengdu Zhibo”) (iii)	100	-	-
Matson (Hong Kong) Industry Co., Ltd. (“Matson”) (iv)	-	20,789	2,861
Less: impairment on equity investments	(100)	-	-
	123,367	143,912	19,803
(i)	In December 2020, the Group entered into a partnership agreement with Zibo Hengxin Investment Partnership (Limited Partnership) and its participating shareholder, Guanmiao (Beijing) Investment Management Co., Ltd. (“Guanmiao”), whereby the Group agreed to purchase a limited partnership interest in Zibo Hengxin Investment Fund Partnership (Limited Partnership) (the “Fund”) in the amount of RMB120,000, which entitles the Group to an aggregate interest of approximately 99% in the Fund. In December 2021, the Fund decreased the total partnership capital to RMB111,200 and returned to the Group RMB10,000 and the aggregate interest of the Group was subsequently diluted to 98.9%. In October 2023, the Group invested RMB10,000 in the Fund, and the Group accounted for an aggregate interest of approximately 99% in the Fund. There was no unfunded commitment to the Fund as of June 30,2024. The Group recorded an investment loss of RMB143 (US$20) from the operating result of the found for the six months ended June 30, 2024.
The Fund’s investment strategy is primarily to invest in emerging companies in the new energy automobile industry. The Fund is scheduled to be in existence until 2025, unless terminated sooner or extended in accordance with the amended and restated limited partnership agreement.
(ii)	In April 2022, the Group entered into an agreement to invest in Huzhou Zheyou New Energy Sales Co., Ltd. (“Huzhou Zheyou”), with capital of RMB1,750 in June 2022 and RMB1,750 in November 2023, respectively. The Group held an equity interest of 35% as of December 31, 2023. The Group recorded an investment loss of RMB59 and RMB101 (US$14) from the operating result of Huzhou Zheyou for the six months ended June 30, 2023 and 2024, respectively.
(iii)

The Group entered into an agreement to invest in Chengdu Zhibo Premium Technology Co., Ltd. (“Chengdu Zhibo”), and invested RMB100 in November 2022. The Group held an equity interest of 40% and has significant influence on Chengdu Zhibo. The Group recognized RMB100 (US$14) of impairment of long-term equity investments for the six months ended June 30, 2023. As of June 30, 2024, The Group has written off the long-term equity investment in Chengdu Zhibo.

(iv)	On February 6, 2024, the Company and Zeng Lingzhi, the sole legal and beneficial owner of Matson, a private company with limited liability incorporated under the laws of Hong Kong engaged in the business of technology development, entered into a Share Exchange Agreement (the “Agreement”). Pursuant to the Agreement, the Company intends to acquire from Matson 3,560 ordinary shares (the “Matson Shares”), which will be issued and allotted by Matson to the Company and represent 26.25% of Matson’s total equity shares (the “Acquisition”). In exchange for the Matson Shares, the Company agreed to issue and allot 30,000,000 ordinary shares of the Company.